BROOKFIELD GLOBAL RENEWABLES & SUSTAINABLE INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
COMMON STOCKS – 94.1%
BRAZIL – 4.0%
Renewable Power & Infrastructure – 4.0%
Equatorial Energia SA	64,200	$410,242
Omega Energia SA(a)	125,777	245,972
Total Renewable Power & Infrastructure		656,214
Total BRAZIL		656,214
CANADA – 5.2%
Renewable Power & Infrastructure – 5.2%
Boralex, Inc. - Class A	27,400	588,649
Fortis, Inc.	6,700	254,484
Total Renewable Power & Infrastructure		843,133
Total CANADA		843,133
DENMARK – 4.1%
Renewable Power & Infrastructure – 4.1%
Orsted A/S(b)	6,710	365,045
Vestas Wind Systems A/S(a)	13,900	297,375
Total Renewable Power & Infrastructure		662,420
Total DENMARK		662,420
FRANCE – 6.3%
Clean Technology – 3.3%
Nexans SA	6,800	551,317

Water & Waste Infrastructure – 3.0%
Veolia Environnement SA	16,830	486,491
Total FRANCE		1,037,808
ITALY – 5.2%
Renewable Power & Infrastructure – 5.2%
Enel SpA	138,370	848,588
Total ITALY		848,588
NEW ZEALAND – 3.0%
Renewable Power & Infrastructure – 3.0%
Mercury NZ Ltd.	134,585	491,764
Total NEW ZEALAND		491,764
SPAIN – 14.5%
Renewable Power & Infrastructure – 14.5%
Atlantica Sustainable Infrastructure PLC	21,133	403,640
EDP Renovaveis SA	32,703	535,591
Grenergy Renovables SA(a)	20,802	454,126
Iberdrola SA	87,038	973,472
Total Renewable Power & Infrastructure		2,366,829
Total SPAIN		2,366,829
UNITED KINGDOM – 12.1%
Renewable Power & Infrastructure – 9.8%
Drax Group PLC	30,750	164,630
National Grid PLC	48,878	584,553
SSE PLC	43,266	847,860
Total Renewable Power & Infrastructure		1,597,043

Water & Waste Infrastructure – 2.3%
Severn Trent PLC	13,300	383,490
Total UNITED KINGDOM		1,980,533
UNITED STATES – 39.7%
Clean Technology – 1.5%
Bloom Energy Corp.(a)	18,110	240,139

Other Sustainable Infrastructure – 1.7%
Crown Castle, Inc.	3,100	285,293

Renewable Power & Infrastructure – 19.0%
Clearway Energy, Inc.	15,100	319,516
Exelon Corp.	20,100	759,579
First Solar, Inc.(a)	2,070	334,491
NextEra Energy, Inc.	9,820	562,588
Public Service Enterprise Group, Inc.	12,690	722,188
Xcel Energy, Inc.	7,047	403,229
Total Renewable Power & Infrastructure		3,101,591

Water & Waste Infrastructure – 17.5%
American Water Works Company, Inc.	3,150	390,064
Republic Services, Inc.	3,870	551,514
Waste Connections, Inc.	5,790	777,414
Waste Management, Inc.	5,640	859,762
Xylem, Inc.	3,105	282,648
Total Water & Waste Infrastructure		2,861,402
Total UNITED STATES		6,488,425
TOTAL COMMON STOCKS (Cost $17,694,024)		15,375,714
Total Investments – 94.1% (Cost $17,694,024)		15,375,714
Other Assets in Excess of Liabilities – 5.9%		955,956
TOTAL NET ASSETS – 100.0%		$16,331,670
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $365,045 or 2.2% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$656,214	$-	$-	$656,214
Canada	843,133	-	-	843,133
Denmark	-	662,420	-	662,420
France	-	1,037,808	-	1,037,808
Italy	-	848,588	-	848,588
New Zealand	-	491,764	-	491,764
Spain	403,640	1,963,189	-	2,366,829
United Kingdom	164,630	1,815,903	-	1,980,533
United States	6,488,425	-	-	6,488,425
Total Common Stocks	8,556,042	6,819,672	-	15,375,714
Total	$8,556,042	$6,819,672	$-	$15,375,714

For further information regarding security characteristics, see the Schedule of Investments.